Stock-based Compensation Plans - Directors' DSU Plan (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares
Number of DSUs
Accrued liability | $	$ 56	$ 39
Director | DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of DSUs
DSUs outstanding, beginning of year (shares)	184,795	199,411
Granted (shares)	32,132	31,453
Granted - notional dividends reinvested (shares)	7,518	7,294
DSUs paid out (shares)	(47,898)	(53,363)
DSUs outstanding, end of year (shares)	176,547	184,795
Compensation expense recognized | $	$ 2	$ 3
Cash payout | $	2	2
Accrued liability | $	$ 8	$ 9
Weighted-average payout price (CAD per share) | $ / shares	$ 43.15	$ 45.37